Supplementary Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended							6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Net Revenue														$ 7,366
Gross Profit														5,615
Net Income / (Loss)														$ (53,618)
Class A Common Stock [Member]
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share
Class C Common Stock [Member]
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share
Successor [Member]
Net Revenue	$ 342		$ 1,661	$ 1,897	$ 1,766	$ 1,818	$ 1,719	$ 1,770	$ 1,915				$ 7,142
Gross Profit	255		1,428	1,525	1,413	1,491	1,376	1,412	1,435			$ 4,478	5,857
Net Income / (Loss)	$ 2,758		$ (3,978)	$ (5,004)	$ (5,256)	$ (5,170)	$ (38,707)	$ 1,441	$ (14,730)				$ (19,408)
Basic net income (loss) per share				$ (0.34)	$ (0.36)					$ (0.70)	$ (1.04)
Diluted net income (loss) per share				$ (0.34)	$ (0.36)					$ (0.70)	$ (1.04)
Successor [Member] | Class A Common Stock [Member]
Basic weighted average shares outstanding	8,582,699		17,234,557	15,699,685	15,255,218	15,254,389	15,254,389	10,818,459	8,582,699			11,403,393	15,907,946
Diluted weighted average shares outstanding	8,582,699		17,234,557	15,699,685	15,255,218	15,254,389	15,254,389	10,818,459	8,582,699			11,403,393	15,907,946
Basic net income (loss) per share	$ 0.20		$ (0.23)	$ (0.32)	$ (0.36)	$ (0.34)	$ (2.54)	$ 0.13	$ (1.05)			$ (4.32)	$ (1.22)
Diluted net income (loss) per share	$ 0.20		$ (0.23)	$ (0.32)	$ (0.36)	$ (0.34)	$ (2.54)	$ 0.13	$ (1.05)			$ (4.32)	$ (1.22)
Successor [Member] | Class C Common Stock [Member]
Basic weighted average shares outstanding	5,487,300								5,487,300
Diluted weighted average shares outstanding	5,487,300								5,487,300
Basic net income (loss) per share	$ 0.20								$ (1.05)
Diluted net income (loss) per share	$ 0.20								$ (1.05)
Predecessor [Member]
Net Revenue		$ 1,620
Gross Profit		1,137
Net Income / (Loss)		$ (4,380)
Predecessor [Member] | Class A Common Stock [Member]
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share
Predecessor [Member] | Class C Common Stock [Member]
Basic weighted average shares outstanding
Diluted weighted average shares outstanding
Basic net income (loss) per share
Diluted net income (loss) per share